Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Fair Value Measurements [Abstract]
Fair Value Measurements

Note 10. Fair Value Measurements

The Company performs fair value measurements by determining the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It also establishes a three-level hierarchy that prioritizes the inputs used to measure fair value. The three levels of the hierarchy are defined as follows:

Level 1 —	Unadjusted quoted prices in active markets that are accessible at the measurement dates for identical, unrestricted assets or liabilities.
Level 2 —	Quoted prices for markets that are not active, or inputs that are observable either directly or indirectly, for substantially the full term of the asset or liability.
Level 3 —	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported with little or no market activity).

If the inputs used to measure the financial assets and liabilities fall within the different levels described above, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument.

The carrying values of cash and cash equivalents, accounts receivable, prepaid expenses and other current assets, accounts payable, and accrued expenses and other current liabilities approximate their fair values because of their short maturity. The fair values of the Company’s revolving line of credit facilities and long-term debt approximate their carrying value as they are based on current lending rates for similar borrowings, assuming the debt is outstanding through maturity, and considering the collateral. The fair values of the Company’s finance lease obligations approximates their carrying amounts based on anticipated interest rates which management believes would currently be available to the Company for similar issuances of debt.

The fair value of the Predecessor’s interest rate swap agreements, existing during the Predecessor three months ended March 31, 2024 and terminated during the Predecessor period ended July 29, 2024, were determined using standard pricing models and market-based assumptions for all significant inputs, such as yield curves and quoted spot and forward exchange rates. This fair value measurement is based on inputs that are observable either directly or indirectly and thus represents a Level 2 measurement within the fair value hierarchy. Refer to “Note 12. Financial Instruments” for further details on the accounting treatment of the swap agreements.

Note 11. Fair Value Measurements

The Company performs fair value measurements by determining the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It also establishes a three-level hierarchy that prioritizes the inputs used to measure fair value. The three levels of the hierarchy are defined as follows:

Level 1 —	Unadjusted quoted prices in active markets that are accessible at the measurement dates for identical, unrestricted assets or liabilities.
Level 2 —	Quoted prices for markets that are not active, or inputs that are observable either directly or indirectly, for substantially the full term of the asset or liability.
Level 3 —	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported with little or no market activity).

If the inputs used to measure the financial assets and liabilities fall within the different levels described above, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument.

The carrying values of cash and cash equivalents, accounts receivable, prepaid expenses and other current assets, accounts payable, and accrued expenses and other current liabilities approximate their fair values because of their short maturity. The fair values of the Company’s revolving line of credit facilities and long-term debt approximate their carrying value as they are based on current lending rates for similar borrowings, assuming the debt is outstanding through maturity, and considering the collateral. The fair values of the Company’s finance lease obligations approximates their carrying amounts based on anticipated interest rates which management believes would currently be available to the Company for similar issuances of debt.

The fair value of the Predecessor’s interest rate swap agreements, existing as of Predecessor periods December 31, 2023 and terminated during the Predecessor period ended July 29, 2024, were determined using standard pricing models and market-based assumptions for all significant inputs, such as yield curves and quoted spot and forward exchange rates. This fair value measurement is based on inputs that are observable either directly or indirectly and thus represents a Level 2 measurement within the fair value hierarchy. Refer to “Note 13. Financial Instruments” for further details on the accounting treatment of the swap agreements.